Prepayments - Summary of Prepayments (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Prepayments [Abstract]
Prepaid rents	$ 2,864		$ 3,382
Others	1,656		1,180
Prepayments	4,520		4,562
Prepaid rents	652		704
Others	1,654		1,179
Current prepayments	2,306	$ 82	1,883
Prepaid rents	2,212		2,678
Others	2		1
Noncurrent prepayments	$ 2,214	$ 79	$ 2,679